SHAREHOLDER’S DEFICIT (Details Narrative) - USD ($)		2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 28, 2025	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Jan. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Preferred shares, shares authorized			5,000,000	5,000,000
Preferred shares, par value			$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Common Stock, Shares Authorized			500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Stock Issued During Period, Value, New Issues		[1],[2]		[3],[4]
Common Stock, Shares, Outstanding			2,875,000	2,875,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited		375,000	375,000	375,000
Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited	100
Share Price	$ 0.0001
Founder Shares [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited	100
Share Price	$ 0.0001
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Outstanding			2,875,000	2,875,000
Sponsor [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited			375,000	375,000
Sponsor [Member] | Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			2,875,000	2,875,000
Stock Issued During Period, Value, New Issues				$ 25,000
Sale of Stock, Price Per Share			$ 0.009	$ 0.009
[custom:OwnershipPercentageOfIssuedAndOutstandingShares]			25.00%	25.00%
Mourant Nominees (Cayman) Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, Issued					1
Shares Issued, Price Per Share					$ 0.01

[1]	Gives retroactive effect to the cancellation of the Initial Share and issuance of the Founder Shares on March 28, 2025 (see Note 7).
[2]	Includes an aggregate of up to 375,000 ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 7).
[3]	Gives retroactive effect to the cancellation of the Initial Share and issuance of the Founder Shares on March 28, 2025 (see Note 7).
[4]	Includes an aggregate of up to 375,000 ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 7).